T. ROWE PRICE Retirement 2010 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 52.8%
T. Rowe Price Funds:
New Income Fund  621,947 68,505 59,053 65,031,702 633,409
Limited Duration Inflation
Focused Bond Fund  531,162 67,796 57,777 107,901,459 568,641
International Bond Fund (USD
Hedged)  209,088 27,455 20,922 21,529,340 219,169
Emerging Markets Bond Fund  155,012 7,242 20,029 13,971,112 155,778
Dynamic Global Bond Fund  136,044 18,347 12,691 14,643,561 147,021
High Yield Fund  133,981 21,231 21,916 21,595,874 143,180
Floating Rate Fund  51,994 19,179 4,814 7,218,903 69,013
U.S. Treasury Long-Term Index
Fund  42,853 37,479 5,794 5,137,799 58,468
Total Bond Mutual Funds (Cost $1,914,415) 1,994,679
EQUITY MUTUAL FUNDS 44.3%
T. Rowe Price Funds:
Equity Index 500 Fund  795,656 30,158 174,827 5,117,392 515,987
Value Fund  14,888 128,646 10,456 3,821,993 166,945
Growth Stock Fund (2) 18,420 123,849 10,328 1,574,468 156,549
International Value Equity Fund  131,790 3,784 30,829 9,288,957 137,291
Overseas Stock Fund  127,330 3,192 23,037 10,829,629 134,612
International Stock Fund  116,607 3,452 16,880 5,893,497 127,240
Emerging Markets Stock Fund  75,766 1,205 19,006 1,369,464 77,553
Mid-Cap Growth Fund  68,159 4,133 8,818 642,550 74,202
Mid-Cap Value Fund  57,743 3,251 6,968 2,246,185 72,125
Small-Cap Value Fund  34,700 1,281 4,844 803,760 46,562
New Horizons Fund (2) 53,907 6,386 16,044 552,457 45,832
Small-Cap Stock Fund  39,541 1,822 7,998 668,584 45,497
Real Assets Fund  37,096 5,006 8,585 3,205,430 41,542
Emerging Markets Discovery
Stock Fund  677 14,388 252 1,148,396 17,903
U.S. Large-Cap Core Fund  394 11,397 219 453,560 14,029
Total Equity Mutual Funds (Cost $849,600) 1,673,869

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 122,266 241,409 252,814 110,860,886 110,861
Total Short-Term Investments (Cost $110,861) 110,861
Total Investments in Securities 100.0%
(Cost $2,874,876) $ 3,779,409
Other Assets Less Liabilities (0.0)% (1,710)
Net Assets 100.0% $ 3,777,699
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of
Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 142 $ 5,321 $ 2,792
Emerging Markets Bond Fund (1,036) 13,553 6,640
Emerging Markets Discovery Stock Fund 129 3,090 110
Emerging Markets Stock Fund 9,662 19,588 888
Equity Index 500 Fund 271,179 (135,000) 8,806
Floating Rate Fund (75) 2,654 1,907
Growth Stock Fund 6,900 24,608 —
High Yield Fund 408 9,884 6,550
International Bond Fund (USD Hedged) 1,283 3,548 3,177
International Stock Fund 11,059 24,061 1,424
International Value Equity Fund 2,547 32,546 3,326
Limited Duration Inflation Focused Bond Fund 6,423 27,460 1,789
Mid-Cap Growth Fund 9,825 10,728 138
Mid-Cap Value Fund 2,958 18,099 1,124
New Horizons Fund 15,195 1,583 —
New Income Fund 7,314 2,010 12,908
Overseas Stock Fund 6,519 27,127 2,743
Real Assets Fund 1,183 8,025 873
Small-Cap Stock Fund 5,218 12,132 265
Small-Cap Value Fund 1,894 15,425 390
U.S. Large-Cap Core Fund 113 2,457 131
U.S. Treasury Long-Term Index Fund 8,633 (16,070) 677
Value Fund 3,697 33,867 2,319
U.S. Treasury Money Fund, 0.09% — — 170
Totals $ 371,170# $ 146,696 $ 59,147+
# Capital gain distributions from mutual funds represented $47,805 of the net realized gain (loss).
+ Investment income comprised $59,147 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2010 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F140-054Q3 02/21